EARNING PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Numerator
Profit/ (Loss) for the period (basic EPS)	$ (1,303,923)	$ 9,257,226	$ (7,529,650)	$ 4,774,041
Profit/ (Loss) for the period (diluted EPS)	$ (1,303,923)	$ 9,257,226	$ (7,529,650)	$ 4,774,041
Denominator
Weighted average number of shares (basic EPS)	62,785,880	62,837,668	62,785,880	62,837,668
Weighted average number of shares (diluted EPS)	62,785,880	66,761,225	62,785,880	66,761,225
Basic profit/ (loss) attributable to ordinary equity holders of the parent	$ (0.0208)	$ 0.1473	$ (0.1199)	$ 0.076
Diluted profit/ (loss) attributable to ordinary equity holders of the parent	$ (0.0208)	$ 0.1387	$ (0.1199)	$ 0.0715